Other Income and Expenses Recognized in Statement of Profit and Loss - Summary of Depreciation and Amortization (Parenthetical) (Detail) - 12 months ended Dec. 31, 2020 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
COVID - 19 [Member]
Disclosure of income statement [line items]
Rent Rebate Income	¥ 0.2	$ 0.1